FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

August 4, 2009

Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

     RE:     FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
               File Nos. 002-60470 and 811-02790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 29, 2009.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

/s/ David P. Goss
Vice President

DPG/jg

cc:     Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.